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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 6, 2004

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2004
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                         ("GOLDENSELECT DVA PLUS - NY")

The information in this supplement updates and amends certain information contained in the above-referenced prospectus, dated May 1, 2004. You should read and keep this supplement along with the prospectus.

ING PIMCO HIGH YIELD PORTFOLIO
------------------------------

All references to the Share Class for the ING PIMCO High Yield Portfolio are amended to read Class "S" wherever they appear in the prospectus.






RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

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DVA Plus NY - 133548                                                   08/06/04